Schedule of Investments - September 30, 2019
Hotchkis & Wiley Small Cap Diversified Value Fund (Unaudited)

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COMMON STOCKS - 96.04%	Held	Value
COMMUNICATION SERVICES - 1.19%
Media - 1.19%
Emerald Expositions Events, Inc.	23,000	$223,790
Entravision Communications Corp.	72,065	229,167
MDC Partners, Inc. (a)	77,871	219,596
Meredith Corp.	6,245	228,942
MSG Networks, Inc. (a)	21,189	343,685
TEGNA, Inc.	7,337	113,944
TOTAL COMMUNICATION SERVICES		1,359,124

CONSUMER DISCRETIONARY - 12.47%
Auto Components - 2.53%
Adient PLC (a)	20,295	465,973
Cooper Tire & Rubber Company	17,359	453,417
Cooper-Standard Holdings, Inc. (a)	11,235	459,287
Delphi Technologies PLC (a)	34,300	459,620
The Goodyear Tire & Rubber Company	32,300	465,282
Motorcar Parts of America, Inc. (a)	20,869	352,686
Visteon Corp. (a)	2,800	231,112
		2,887,377
Automobiles - 0.55%
Thor Industries, Inc.	9,100	515,424
Winnebago Industries, Inc.	3,000	115,050
		630,474
Diversified Consumer Services - 0.10%
WW International, Inc. (a)	2,900	109,678

Hotels, Restaurants & Leisure - 1.12%
Brinker International, Inc.	5,300	226,151
Hilton Grand Vacations, Inc. (a)	14,292	457,344
Twin River Worldwide Holdings, Inc.	10,000	228,300
Wyndham Destinations, Inc.	7,900	363,558
		1,275,353
Household Durables - 3.19%
Century Communities, Inc. (a)	11,066	338,952
Ethan Allen Interiors, Inc.	11,925	227,768
Flexsteel Industries, Inc.	7,614	112,839
Green Brick Partners, Inc. (a)	10,380	111,066
Hooker Furniture Corp.	15,675	336,072
LGI Homes, Inc. (a)	4,143	345,195
M/I Homes, Inc. (a)	3,023	113,816
Meritage Homes Corp. (a)	4,869	342,534
Taylor Morrison Home Corp. (a)	17,710	459,397
TRI Pointe Group, Inc. (a)	30,321	456,028
Tupperware Brands Corp.	21,262	337,428
ZAGG, Inc. (a)	73,179	458,832
		3,639,927
Internet & Catalog Retail - 0.20%
PetMed Express, Inc.	12,500	225,250

Leisure Products - 0.26%
Johnson Outdoors, Inc.	1,900	111,264
Nautilus, Inc. (a)	137,374	185,455
		296,719
Multiline Retail - 0.10%
Dillard's, Inc.	1,800	118,998

Specialty Retail - 3.82%
Asbury Automotive Group, Inc. (a)	3,314	339,122
AutoNation, Inc. (a)	7,300	370,110
Bed Bath & Beyond, Inc.	11,214	119,317
The Buckle, Inc.	5,500	113,300
Camping World Holdings, Inc.	26,700	237,630
Group 1 Automotive, Inc.	4,928	454,904
Haverty Furniture Companies, Inc.	11,198	226,983
Hibbett Sports, Inc. (a)	15,373	352,042
Lithia Motors, Inc.	3,472	459,623
Office Depot, Inc.	208,346	365,647
Penske Automotive Group, Inc.	7,200	340,416
Sonic Automotive, Inc.	14,720	462,355

Sportsman's Warehouse Holdings, Inc. (a)	24,652	127,697
Urban Outfitters, Inc. (a)	8,700	244,383
Zumiez, Inc. (a)	4,500	142,538
		4,356,067
Textiles, Apparel & Luxury Goods - 0.60%
G-III Apparel Group Ltd. (a)	8,800	226,776
Movado Group, Inc.	13,612	338,394
Unifi, Inc. (a)	5,200	113,984
		679,154
TOTAL CONSUMER DISCRETIONARY		14,218,997

CONSUMER STAPLES - 1.79%
Food & Staples Retailing - 0.19%
Village Super Market, Inc.	8,516	225,248

Household Products - 0.40%
Energizer Holdings, Inc.	10,400	453,232

Personal Products - 0.80%
Nu Skin Enterprises, Inc.	10,800	459,324
USANA Health Sciences, Inc. (a)	6,600	451,374
		910,698
Tobacco - 0.40%
Universal Corp.	8,300	454,923
TOTAL CONSUMER STAPLES		2,044,101

ENERGY - 7.95%
Energy Equipment & Services - 3.03%
C&J Energy Services, Inc. (a)	43,093	462,388
Cactus, Inc. (a)	7,900	228,626
Frank's International NV (a)	97,550	463,362
FTS International, Inc. (a)	49,600	111,104
Keane Group, Inc. (a)	57,500	348,450
Liberty Oilfield Services, Inc.	31,500	341,145
Mammoth Energy Services, Inc. (a)	138,000	342,240
Newpark Resources, Inc. (a)	30,300	230,886
Nine Energy Service, Inc. (a)	18,900	116,613
ProPetro Holding Corp. (a)	39,000	354,510
Solaris Oilfield Infrastructure, Inc.	33,800	453,596
		3,452,920
Oil, Gas & Consumable Fuels - 4.92%
Altus Midstream Company (a)	84,300	238,569
Antero Resources Corp. (a)	74,800	225,896
Berry Petroleum Corp.	48,100	450,216
Bonanza Creek Energy, Inc. (a)	20,300	454,517
Callon Petroleum Company (a)	53,131	230,589
CNX Midstream Partners LP	16,200	228,420
Delek US Holdings, Inc.	6,200	225,060
Earthstone Energy, Inc. (a)	107,387	349,008
Hess Midstream Partners LP	11,700	225,342
Hoegh LNG Partners LP	7,400	114,404
Kosmos Energy Ltd.	74,173	462,839
Noble Midstream Partners LP	9,400	226,728
Oasis Midstream Partners LP	14,100	225,177
Par Pacific Holdings, Inc. (a)	9,800	224,028
PBF Energy, Inc.	12,600	342,594
Range Resources Corp.	89,500	341,890
Renewable Energy Group, Inc. (a)	15,439	231,662
REX American Resources Corp. (a)	4,478	341,806
Talos Energy, Inc. (a)	5,500	111,815
Whiting Petroleum Corp. (a)	31,045	249,291
World Fuel Services Corp.	2,804	111,992
		5,611,843
TOTAL ENERGY		9,064,763

FINANCIALS - 33.85%
Banks - 18.76%
1st Source Corp.	4,966	227,095
Amalgamated Bank	13,900	222,678
Associated Banc-Corp	22,500	455,625
BankUnited, Inc.	13,500	453,870
Bar Harbor Bankshares	9,146	228,010
Boston Private Financial Holdings, Inc.	38,900	453,380
Bridge Bancorp, Inc.	7,670	226,725
Brookline Bancorp, Inc.	22,976	338,436
Bryn Mawr Bank Corp.	3,100	113,181
Camden National Corp.	5,116	221,625

Carolina Financial Corp.	9,586	340,686
Cathay General Bancorp	13,022	452,319
City Holding Company	2,980	227,225
Community Trust Bancorp, Inc.	7,970	339,363
ConnectOne Bancorp, Inc.	15,400	341,880
Customers Bancorp, Inc. (a)	21,964	455,533
Eagle Bancorp, Inc.	5,100	227,562
Equity Bancshares, Inc. (a)	12,600	337,806
Financial Institutions, Inc.	11,231	338,952
First BanCorp	45,536	454,449
First Business Financial Services, Inc.	4,735	114,019
First Financial Bancorp	13,800	337,755
First Financial Corp.	7,803	339,196
First Hawaiian, Inc.	16,970	453,099
First Internet Bancorp	10,389	222,428
First Mid Bancshares, Inc.	3,242	112,238
The First of Long Island Corp.	14,900	338,975
Flushing Financial Corp.	16,848	340,414
FNB Corp.	29,500	340,135
Franklin Financial Network, Inc.	15,040	454,358
Fulton Financial Corp.	28,000	453,040
Great Southern Bancorp, Inc.	7,900	449,905
Great Western Bancorp, Inc.	13,766	454,278
Hancock Whitney Corp.	6,000	229,770
Hanmi Financial Corp.	24,417	458,551
Hilltop Holdings, Inc.	19,087	455,988
Home BancShares, Inc.	11,800	221,781
HomeTrust Bancshares, Inc.	4,329	112,857
Hope Bancorp, Inc.	31,643	453,761
Horizon Bancorp, Inc.	12,800	222,208
IBERIABANK Corp.	3,000	226,620
International Bancshares Corp.	8,736	337,384
Investors Bancorp, Inc.	39,924	453,537
Lakeland Bancorp, Inc.	29,400	453,642
Live Oak Bancshares, Inc.	25,495	461,460
Metropolitan Bank Holding Corp. (a)	2,800	110,124
Midland States Bancorp, Inc.	17,443	454,390
MidWestOne Financial Group, Inc.	3,594	109,689
Northrim BanCorp, Inc.	2,774	110,045
Old National Bancorp	6,474	111,385
Opus Bank	10,400	226,408
Orrstown Financial Services, Inc.	4,949	108,383
Pacific Premier Bancorp, Inc.	7,300	227,687
Park National Corp.	1,200	113,772
Peapack Gladstone Financial Corp.	16,126	452,012
RBB Bancorp	5,752	113,257
Republic Bancorp, Inc.	5,200	225,940
Sandy Spring Bancorp, Inc.	13,345	449,860
Simmons First National Corp.	9,100	226,590
South State Corp.	3,000	225,900
Southern National Bancorp of Virginia, Inc.	14,466	222,632
TCF Financial Corp.	9,364	356,487
Texas Capital Bancshares, Inc. (a)	8,300	453,595
Towne Bank	4,000	111,220
TriCo Bancshares	6,264	227,383
Triumph Bancorp, Inc. (a)	7,000	223,230
Trustmark Corp.	9,961	339,770
UMB Financial Corp.	1,700	109,786
Umpqua Holdings Corp.	6,600	108,636
Univest Financial Corp.	4,400	112,244
Valley National Bancorp	41,700	453,279
WesBanco, Inc.	3,000	112,110
West Bancorporation, Inc.	5,249	114,113
Wintrust Financial Corp.	3,500	226,205
		21,389,931
Capital Markets - 3.78%
AllianceBernstein Holding LP	7,734	226,993
Artisan Partners Asset Management, Inc.	8,000	225,920
Brightsphere Investment Group, Inc.	23,023	228,158
Cowen, Inc. (a)	22,200	341,658
GAIN Capital Holdings, Inc.	22,400	118,272
GAMCO Investors, Inc.	5,936	116,049
Greenhill & Company, Inc.	25,965	340,661
INTL FCStone, Inc. (a)	5,500	225,830
Legg Mason, Inc.	11,797	450,528
Oppenheimer Holdings, Inc.	11,291	339,407
Sculptor Capital Management, Inc.	11,211	218,390

Stifel Financial Corp.	3,900	223,782
Victory Capital Holdings, Inc.	22,627	348,003
Virtus Investment Partners, Inc.	3,100	342,767
Waddell & Reed Financial, Inc.	13,048	224,165
Westwood Holdings Group, Inc.	12,200	337,574
		4,308,157
Consumer Finance - 0.60%
Navient Corp.	35,890	459,392
SLM Corp.	25,600	225,920
		685,312
Diversified Financial Services - 0.30%
FGL Holdings	42,450	338,751

Insurance - 4.15%
Ambac Financial Group, Inc. (a)	23,587	461,126
American Equity Investment Life Holding Company	9,126	220,849
CNO Financial Group, Inc.	28,386	449,350
Employers Holdings, Inc.	7,785	339,270
Enstar Group Ltd. (a)	2,349	446,122
Global Indemnity Ltd.	9,048	225,929
Horace Mann Educators Corp.	9,764	452,366
MBIA, Inc. (a)	36,846	340,089
National Western Life Group, Inc.	1,625	436,101
ProAssurance Corp.	11,267	453,722
Stewart Information Services Corp.	8,691	337,124
Third Point Reinsurance Ltd. (a)	34,098	340,639
United Fire Group, Inc.	4,800	225,504
		4,728,191
Mortgage Real Estate Investment Trusts - 1.69%
Colony Credit Real Estate, Inc.	31,582	456,676
Ellington Financial, Inc.	25,089	453,358
Exantas Capital Corp.	39,671	451,059
Great Ajax Corp.	14,360	222,580
Ready Capital Corp.	21,291	338,953
		1,922,626
Thrifts & Mortgage Finance - 4.57%
Capitol Federal Financial, Inc.	16,383	225,758
Dime Community Bancshares, Inc.	21,163	453,100
First Defiance Financial Corp.	3,800	110,067
FS Bancorp, Inc.	2,200	115,500
Hingham Institution for Savings	1,200	226,800
HomeStreet, Inc. (a)	16,678	455,643
Luther Burbank Corp.	20,085	227,563
Merchants Bancorp	13,660	225,936
Meridian Bancorp, Inc.	12,100	226,875
Northfield Bancorp, Inc.	21,177	340,103
OceanFirst Financial Corp.	9,500	224,200
Oritani Financial Corp.	25,646	453,806
Southern Missouri Bancorp, Inc.	3,059	111,439
Sterling Bancorp, Inc.	23,262	227,037
Territorial Bancorp, Inc.	3,892	111,233
TrustCo Bank Corp.	55,464	452,032
United Financial Bancorp, Inc.	25,000	340,750
Washington Federal, Inc.	12,244	452,906
Waterstone Financial, Inc.	13,183	226,484
		5,207,232
TOTAL FINANCIALS		38,580,200

HEALTH CARE - 2.28%
Health Care Providers & Services - 1.59%
Hanger, Inc. (a)	22,200	452,436
Magellan Health, Inc. (a)	7,306	453,703
MEDNAX, Inc. (a)	20,100	454,662
Patterson Companies, Inc.	25,400	452,628
		1,813,429
Life Sciences Tools & Services - 0.29%
Medpace Holdings, Inc. (a)	4,000	336,160

Pharmaceuticals - 0.40%
Taro Pharmaceutical Industries Ltd.	6,000	452,700
TOTAL HEALTH CARE		2,602,289

INDUSTRIALS - 17.72%
Aerospace & Defense - 1.30%
AAR Corp.	11,000	453,310
Moog, Inc.	1,400	113,568
National Presto Industries, Inc.	5,094	453,824

Vectrus, Inc. (a)	11,255	457,516
		1,478,218
Airlines - 0.20%
Hawaiian Holdings, Inc.	8,710	228,725

Building Products - 2.20%
Apogee Enterprises, Inc.	8,756	341,396
Armstrong Flooring, Inc. (a)	71,695	458,131
Builders FirstSource, Inc. (a)	5,505	113,265
Caesarstone Ltd.	27,372	454,649
Continental Building Products, Inc. (a)	8,200	223,778
Insteel Industries, Inc.	16,600	340,798
Masonite International Corp. (a)	7,841	454,778
Universal Forest Products, Inc.	2,894	115,413
		2,502,208
Commercial Services & Supplies - 2.02%
ACCO Brands Corp.	22,819	225,224
Deluxe Corp.	7,015	344,857
Ennis, Inc.	16,977	343,105
Herman Miller, Inc.	4,894	225,564
Interface, Inc.	17,100	246,924
Knoll, Inc.	8,846	224,246
Quad/Graphics, Inc.	45,010	473,056
Steelcase, Inc.	12,115	222,916
		2,305,892
Construction & Engineering - 1.33%
Arcosa, Inc.	3,300	112,893
MasTec, Inc. (a)	1,400	90,902
MYR Group, Inc. (a)	3,684	115,272
Primoris Services Corp.	17,503	343,234
Tutor Perini Corp. (a)	35,801	513,029
Valmont Industries, Inc.	2,496	345,546
		1,520,876
Electrical Equipment - 1.59%
AZZ, Inc.	7,900	344,124
Encore Wire Corp.	3,996	224,895
EnerSys	6,800	448,392
GrafTech International Ltd.	35,900	459,520
Preformed Line Products Company	4,127	225,293
Thermon Group Holdings, Inc. (a)	4,983	114,509
		1,816,733
Machinery - 5.21%
Astec Industries, Inc.	10,900	338,990
Blue Bird Corp. (a)	23,930	455,508
Commercial Vehicle Group, Inc. (a)	63,515	457,943
EnPro Industries, Inc.	6,580	451,717
Graham Corp.	11,689	232,144
The Greenbrier Companies, Inc.	15,199	457,794
Hillenbrand, Inc.	10,800	333,504
Hyster-Yale Materials Handling, Inc.	4,227	231,344
Kennametal, Inc.	3,800	116,812
Meritor, Inc. (a)	25,413	470,140
Miller Industries, Inc.	6,700	223,110
Mueller Water Products, Inc.	19,800	222,552
Navistar International Corp. (a)	15,936	447,961
REV Group, Inc.	21,193	242,236
Spartan Motors, Inc.	9,000	123,480
Terex Corp.	17,700	459,668
The Timken Company	5,261	228,906
Wabash National Corp.	30,912	448,533
		5,942,342
Marine - 0.39%
Matson, Inc.	11,983	449,482

Professional Services - 1.59%
BG Staffing, Inc.	11,900	227,409
GP Strategies Corp. (a)	17,083	219,346
InnerWorkings, Inc. (a)	50,562	223,990
Kelly Services, Inc.	14,030	339,807
Korn Ferry	8,976	346,832
Resources Connection, Inc.	13,285	225,712
TrueBlue, Inc. (a)	10,700	225,770
		1,808,866
Road & Rail - 0.79%
Covenant Transportation Group, Inc. (a)	20,400	335,376
Schneider National, Inc.	5,300	115,116
Universal Logistics Holdings, Inc.	9,800	228,144

Werner Enterprises, Inc.	6,300	222,390
		901,026
Trading Companies & Distributors - 1.10%
Aircastle Ltd.	10,100	226,543
DXP Enterprises, Inc. (a)	6,600	229,152
Rush Enterprises, Inc.	11,798	455,167
WESCO International, Inc. (a)	7,065	337,495
		1,248,357
TOTAL INDUSTRIALS		20,202,725

INFORMATION TECHNOLOGY - 8.71%
Communications Equipment - 0.94%
Casa Systems, Inc. (a)	30,600	240,363
CommScope Holding Company, Inc. (a)	19,200	225,792
NETGEAR, Inc. (a)	7,069	227,763
Plantronics, Inc.	9,900	369,468
		1,063,386
Electronic Equipment, Instruments & Components - 4.87%
Anixter International, Inc. (a)	6,568	453,981
AVX Corp.	29,827	453,370
Belden, Inc.	8,500	453,390
Benchmark Electronics, Inc.	11,663	338,927
ePlus, Inc. (a)	3,000	228,270
Insight Enterprises, Inc. (a)	6,068	337,927
Kimball Electronics, Inc. (a)	23,300	338,083
Methode Electronics, Inc.	13,359	449,397
PC Connection, Inc.	8,916	346,832
Plexus Corp. (a)	7,256	453,573
Sanmina Corp. (a)	14,035	450,664
ScanSource, Inc. (a)	11,153	340,724
Tech Data Corp. (a)	4,335	451,880
Vishay Intertechnology, Inc.	26,726	452,471
		5,549,489
IT Services - 1.30%
Cass Information Systems, Inc.	4,200	226,758
CSG Systems International, Inc.	8,810	455,301
KBR, Inc.	18,625	457,058
NIC, Inc.	16,473	340,167
		1,479,284
Semiconductors & Semiconductor Equipment - 0.80%
Diodes, Inc. (a)	11,379	456,867
Photronics, Inc. (a)	42,054	457,547
		914,414
Software - 0.40%
Ebix, Inc.	10,900	458,890

Technology Hardware, Storage & Peripherals - 0.40%
Super Micro Computer, Inc. (a)	23,800	456,960
TOTAL INFORMATION TECHNOLOGY		9,922,423

MATERIALS - 3.96%
Chemicals - 2.37%
American Vanguard Corp.	14,529	228,105
Cabot Corp.	7,500	339,900
FutureFuel Corp.	19,100	228,054
Innophos Holdings, Inc.	10,500	340,830
Koppers Holdings, Inc. (a)	3,880	113,335
Livent Corp. (a)	69,400	464,286
Minerals Technologies, Inc.	4,284	227,438
PolyOne Corp.	6,900	225,285
Trinseo SA	8,400	360,780
Valvoline, Inc.	7,800	171,834
		2,699,847
Containers & Packaging - 0.30%
Greif, Inc.	3,000	113,670
Silgan Holdings, Inc.	7,600	228,266
		341,936
Metals & Mining - 1.09%
Century Aluminum Company (a)	34,000	225,590
Cleveland-Cliffs, Inc.	46,940	338,907
Kaiser Aluminum Corp.	3,397	336,201
Worthington Industries, Inc.	9,400	338,870
		1,239,568
Paper & Forest Products - 0.20%
Mercer International, Inc.	18,000	225,720
TOTAL MATERIALS		4,507,071

REAL ESTATE - 1.50%
Equity Real Estate Investment Trusts - 0.81%
Colony Capital, Inc.	77,532	466,743
Seritage Growth Properties	10,608	450,734
		917,477
Real Estate Management & Development - 0.69%
Consolidated-Tomoka Land Company	5,200	341,120
Five Point Holdings LLC (a)	29,700	222,750
Marcus & Millichap, Inc. (a)	6,400	227,136
		791,006
TOTAL REAL ESTATE		1,708,483

UTILITIES - 4.62%
Electric Utilities - 1.31%
ALLETE, Inc.	4,076	356,283
El Paso Electric Company	6,724	451,046
PNM Resources, Inc.	6,562	341,749
Spark Energy, Inc.	32,726	345,259
		1,494,337
Gas Utilities - 1.72%
Northwest Natural Holding Company	6,352	453,152
South Jersey Industries, Inc.	13,944	458,897
Spire, Inc.	4,193	365,797
Star Group LP	23,760	225,007
Suburban Propane Partners LP	19,127	451,971
		1,954,824
Multi-Utilities - 1.20%
Avista Corp.	9,431	456,838
NorthWestern Corp.	6,033	452,777
Unitil Corp.	7,212	457,529
		1,367,144
Water Utilities - 0.39%
California Water Service Group	8,500	449,905
TOTAL UTILITIES		5,266,210

Total common stocks (Cost $110,864,099)		109,476,386
Total long-term investments (Cost $110,864,099)		109,476,386
	Principal
SHORT-TERM INVESTMENTS - 8.12%	Amount
Time Deposits - 8.12%
Citigroup, Inc., 1.25%, 10/01/2019 *	$9,251,762	9,251,762
Total short-term investments (Cost $9,251,762)		9,251,762

Total investments - 104.16% (Cost $120,115,861)		118,728,148

Liabilities in excess of other assets - (4.16)%		(4,744,928)

Net assets - 100.00%		$113,983,220

(a)	-	Non-income producing security.
*	-	Invested through a cash management account administered by Brown Brothers Harriman & Co.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company.  The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation.  The GICS structure consists of 11 sectors, 24 industry groups, 69 industries and 158 sub-industries.  Each stock that is classified will have a coding at all four of these levels.

Security Valuation. Portfolio securities that are listed on a securities exchange (whether domestic or foreign) or The Nasdaq Stock Market (“NSM”) (including the Nasdaq National Market and the Nasdaq Small Cap Market) are valued at the last reported sale price (or official closing price) on that day as of the close of the New York Stock Exchange (which is generally 4:00 p.m. Eastern time), or, in the absence of recorded sales, at the average of the last bid and asked quotation on such exchange or NSM. Unlisted equity securities that are not included in NSM are valued at the last sale price, or if the last sale price is unavailable, at the average of the quoted bid and asked prices in the over-the-counter market. Fixed-income securities are generally valued on the basis of quotes obtained from an approved independent pricing service but may also be valued based on reported transactions on FINRA’s Trade Reporting and Compliance Engine (TRACE) or quotations provided by a broker-dealer. The pricing services may provide a price determined by a matrix pricing method or other analytical pricing models.   Investments quoted in foreign currency are valued daily in U.S. dollars on the basis of the foreign currency exchange rate prevailing at the time of valuation. Securities and other assets for which market quotations are not readily available are valued at their fair value as determined by Hotchkis & Wiley Capital Management, LLC (the “Advisor”) under guidelines established by and under the general supervision and responsibility of the Trust’s Board of Trustees (the “Board”). The Board has approved the use of a third-party vendor’s proprietary fair value pricing model to assist in determining current valuation for foreign securities traded in markets that close prior to the New York Stock Exchange. When fair value pricing is employed, the value of the portfolio securities used to calculate the Fund’s net asset values may differ from quoted or official closing prices.

The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the following three broad categories:

The following table presents the valuation levels of the Fund’s assets as of September 30, 2019:

Level 1 --- Quoted prices in an active market:
Common Stocks	$109,476,386
Time Deposits	9,251,762
Level 2 --- Other significant observable market inputs	-
Level 3 --- Significant unobservable inputs	-

Total Investments	$118,728,148

Please refer to the Schedule of Investments for additional information regarding the composition of the amounts listed above.